Cover	Oct. 21, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 21, 2026
Entity File Number	001-40261
Entity Registrant Name	SOLUNA HOLDINGS, INC.
Entity Central Index Key	0000064463
Entity Tax Identification Number	14-1462255
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	325 Washington Avenue Extension
Entity Address, City or Town	Albany
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	12205
City Area Code	(516)
Local Phone Number	216-9257
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common stock, par value $0.001 per share
Title of 12(b) Security	Common stock, par value $0.001 per share
Trading Symbol	SLNH
Security Exchange Name	NASDAQ
9.0% Series A Cumulative Perpetual Preferred Stock, par value $0.001 per share
Title of 12(b) Security	9.0% Series A Cumulative Perpetual Preferred Stock, par value $0.001 per share
Trading Symbol	SLNHP
Security Exchange Name	NASDAQ